May 2, 2013

BNY MELLON FUNDS TRUST

BNY Mellon Mid Cap Multi-Strategy Fund

Supplement to Prospectus
dated December 31, 2012

The following information supersedes and replaces the information pertaining to the Mid Cap Growth Strategy contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Mid Cap Multi-Strategy Fund - Portfolio Management":

Investment decisions for the Mid Cap Growth Strategy have been made by Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA, since May 2013 and August 2012, respectively. Messrs. Wakefield and Zeuthen are employees of The Dreyfus Corporation and The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Mr. Wakefield is a managing director, senior portfolio manager and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM. Mr. Zeuthen is a director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM.

The following information supersedes and replaces the information contained in the sections of the Fund's prospectus entitled "Fund Details - Management - Portfolio Managers - BNY Mellon Mid Cap Multi-Strategy Fund" and "-Biographical Information":

BNY Mellon Mid Cap Multi-Strategy Fund's primary portfolio managers with respect to the portion of the fund's assets managed in accordance with the Mid Cap Growth Strategy are Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA.

Todd W. Wakefield, CFA, has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Mid Cap Growth Strategy and of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Growth Strategy since May 2013. Mr. Wakefield has been employed by The Dreyfus Corporation since December 2008. He is a managing director, senior portfolio manager and a member of the U.S. small, small/mid and midcap growth investment team at TBCAM, where he has been employed since 2003.

Robert C. Zeuthen, CFA, has been a primary portfolio manager of BNY Mellon Mid Cap Multi-Strategy Fund with respect to the Mid Cap Growth Strategy and of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Growth Strategy since August 2012 and May 2013, respectively. Mr. Zeuthen has been employed by The Dreyfus Corporation since March, 2010. He is a director, senior equity research analyst and a member of the U.S. small, small/mid and mid-cap growth investment team at TBCAM, where he has been employed since 2006.